Intangible fixed assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 40,291	$ 18,235
Impairment	(17,601)
Ending balance	3,414	40,291	$ 18,235
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	40,291	18,235	8,777
Additions	15,411	25,294	9,082
Impairment	(17,601)
Assets reclassified as held for sale	(38,677)
Foreign exchange on translation	4,079	(3,238)	376
Ending balance	3,503	40,291	18,235
Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Charge	(89)
Ending balance	(89)
Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	40,291	18,235
Ending balance	3,414	40,291	18,235
Digital Bills of Exchange
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	1,414
Digital Bills of Exchange | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions	1,414
Ending balance	1,414
Project development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	39,817	18,034
Ending balance	56	39,817	18,034
Project development costs | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	39,817	18,034	8,777
Additions	12,438	25,021	8,881
Impairment	(17,601)
Assets reclassified as held for sale	(38,677)
Foreign exchange on translation	4,079	(3,238)	376
Ending balance	56	39,817	18,034
QKDSat
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment	(17,600)
Capitalised development costs excluding QKDSat
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment	0
Quantum Cloud
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	474	201
Ending balance	1,794	474	201
Quantum Cloud | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	474	201
Additions	1,409	273	201
Ending balance	1,883	$ 474	$ 201
Quantum Cloud | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Charge	(89)
Ending balance	(89)
Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	150
Website | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions	150
Ending balance	$ 150